Premises, Equipment, and Leases - Minimum Future Lease Payments For Noncancelable Operating Leases On Premises and Equipment (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 27,524
2020	24,722
2021	20,954
2022	16,518
2023	13,174
2024 and after	42,370
Total minimum lease payments	$ 145,262